Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) reportingUnit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Foreign currency transaction losses	$ 16,100,000	$ 5,000,000.0	$ 13,400,000
Amount of receivables derecognized upon sale			371,500,000
Advanced cash payment			304,200,000
Non-cash addition to DPP receivable		0	64,700,000
Loss recognized with sale of receivables			(2,600,000)
Cash advanced payment from sale of receivables		96,300,000	269,700,000
Deferred Purchase Price Receivable, Cash Collections		16,777,000	42,400,000
Value of outstanding principle on receivables sold			101,800,000
Deferred purchase price receivable, current		0	22,294,000
Inventory adjustments	1,000,000.0	2,800,000	2,700,000
Inventory reserves	$ 43,800,000	25,000,000.0	25,900,000
Number of reporting units | reportingUnit	1
Impairment of goodwill or indefinite-lived intangible assets	$ 0	0	0
Impairment loss		6,800,000
Advertising expenses and consumer insight initiatives	$ 585,300,000	409,200,000	270,800,000
Refunds related to prior year purchases			25,900,000
Refunds related to current year purchases			43,700,000
Refunds related to purchases, not received		0
Number of operating segments | reportingUnit	1
Number of reportable segments | reportingUnit	1
Restricted Stock Units (RSUs)
Schedule of Equity Method Investments [Line Items]
Requisite service period	3 years
Software and Software Development Costs
Schedule of Equity Method Investments [Line Items]
Capitalized internal-use software	$ 18,400,000	14,900,000
Capitalized internal-use software, assets not placed in service	4,000,000.0	500,000
Amortization expense	3,400,000	3,000,000.0
Cloud Computing Arrangements
Schedule of Equity Method Investments [Line Items]
Capitalized internal-use software	52,600,000	40,200,000
Capitalized internal-use software, assets not placed in service	7,700,000	3,500,000
Amortization expense	$ 11,100,000	$ 7,800,000
Minimum | Real Estate Spaces
Schedule of Equity Method Investments [Line Items]
Operating lease term	2 years
Minimum | Motor Vehicles
Schedule of Equity Method Investments [Line Items]
Operating lease term	1 year
Maximum | Real Estate Spaces
Schedule of Equity Method Investments [Line Items]
Operating lease term	12 years
Maximum | Motor Vehicles
Schedule of Equity Method Investments [Line Items]
Operating lease term	2 years
SharkNinja (China) Technology
Schedule of Equity Method Investments [Line Items]
Joint venture operating losses			$ (400,000)